United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/09

Date of Reporting Period: 10/31/09

Item 1.                      Reports to Stockholders

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

ANNUAL SHAREHOLDER REPORT

October 31, 2009

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.62	$28.48	$27.36	$24.47	$22.93
Income From Investment Operations:
Net investment income	0.24[1]	0.40[1]	0.45	0.42	0.43
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.53	(9.67)	3.12	3.40	1.53
TOTAL FROM INVESTMENT OPERATIONS	0.77	(9.27)	3.57	3.82	1.96
Less Distributions:
Distributions from net investment income	(0.25)	(0.40)	(0.45)	(0.41)	(0.42)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(4.63)	(3.61)	(2.45)	(0.93)	(0.42)
Regulatory Settlement Proceeds	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$11.76	$15.62	$28.48	$27.36	$24.47
Total Return[3]	9.78%	(36.23)%[2]	14.13%	15.99%	8.58%
Ratios to Average Net Assets:
Net expenses	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.24%	1.84%	1.63%	1.63%	1.76%
Expense waiver/reimbursement[4]	0.10%	0.07%	0.03%	0.17%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$170,766	$215,731	$651,327	$660,249	$628,948
Portfolio turnover	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.58	$28.41	$27.30	$24.42	$22.88
Income From Investment Operations:
Net investment income	0.20[1]	0.33[1]	0.35	0.34	0.35
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.52	(9.64)	3.12	3.40	1.54
TOTAL FROM INVESTMENT OPERATIONS	0.72	(9.31)	3.47	3.74	1.89
Less Distributions:
Distributions from net investment income	(0.21)	(0.33)	(0.36)	(0.34)	(0.35)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(4.59)	(3.54)	(2.36)	(0.86)	(0.35)
Regulatory Settlement Proceeds	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$11.71	$15.58	$28.41	$27.30	$24.42
Total Return[3]	9.42%	(36.41)%[2]	13.78%	15.63%	8.27%
Ratios to Average Net Assets:
Net expenses	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.90%	1.54%	1.33%	1.34%	1.45%
Expense waiver/reimbursement[4]	0.41%	0.32%	0.29%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$227,316	$235,167	$490,722	$526,622	$526,555
Portfolio turnover	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.53	$28.32	$27.23	$24.35	$22.81
Income From Investment Operations:
Net investment income	0.12[1]	0.17[1]	0.15	0.15	0.17
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.51	(9.60)	3.10	3.41	1.55
TOTAL FROM INVESTMENT OPERATIONS	0.63	(9.43)	3.25	3.56	1.72
Less Distributions:
Distributions from net investment income	(0.13)	(0.17)	(0.16)	(0.16)	(0.18)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(4.51)	(3.38)	(2.16)	(0.68)	(0.18)
Regulatory Settlement Proceeds	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$11.65	$15.53	$28.32	$27.23	$24.35
Total Return[3]	8.55%	(36.87)%[2]	12.91%	14.86%	7.55%
Ratios to Average Net Assets:
Net expenses	1.43%	1.41%	1.40%	1.35%	1.32%
Net investment income	1.14%	0.78%	0.59%	0.64%	0.80%
Expense waiver/reimbursement[4]	0.09%	0.05%	0.02%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,489	$35,288	$75,531	$78,043	$86,361
Portfolio turnover	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$15.58	$28.41	$27.30	$24.43	$22.90
Income From Investment Operations:
Net investment income	0.15[1]	0.24[1]	0.23	0.22	0.24
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	0.53	(9.65)	3.13	3.41	1.53
TOTAL FROM INVESTMENT OPERATIONS	0.68	(9.41)	3.36	3.63	1.77
Less Distributions:
Distributions from net investment income	(0.17)	(0.23)	(0.25)	(0.24)	(0.24)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(4.38)	(3.21)	(2.00)	(0.52)	—
TOTAL DISTRIBUTIONS	(4.55)	(3.44)	(2.25)	(0.76)	(0.24)
Regulatory Settlement Proceeds	—	0.02[2]	—	—	—
Net Asset Value, End of Period	$11.71	$15.58	$28.41	$27.30	$24.43
Total Return[3]	8.94%	(36.72)%[2]	13.29%	15.14%	7.75%
Ratios to Average Net Assets:
Net expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	1.42%	1.11%	0.88%	0.85%	0.96%
Expense waiver/reimbursement[4]	0.09%	0.05%	0.02%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,796	$21,739	$73,702	$76,756	$39,617
Portfolio turnover	31%	47%	49%	42%	30%
1	Per share numbers have been calculated using the average shares method.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return. (See Notes to Financial Statements, Note 8.)
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,199.80	$1.94
Institutional Service Shares	$1,000	$1,197.80	$3.60
Class C Shares	$1,000	$1,193.20	$7.85
Class K Shares	$1,000	$1,195.20	$6.09
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.44	$1.79
Institutional Service Shares	$1,000	$1,021.93	$3.31
Class C Shares	$1,000	$1,018.05	$7.22
Class K Shares	$1,000	$1,019.66	$5.60
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Institutional Shares	0.35%
Institutional Service Shares	0.65%
Class C Shares	1.42%
Class K Shares	1.10%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Federated Max-Cap Index Fund's Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares produced total returns of 9.78%, 9.42%, 8.55% and 8.94%, respectively, based on net asset value for the 12-month reporting period ended October 31, 2009. The Fund's benchmark, the Standard & Poor's 500® Index (S&P 500),1 posted a total return of 9.80% for the reporting period. The total return of the Fund's shares reflects the impact of actual cash flows, transaction costs and other expenses.

MARKET OVERVIEW

The 12-month reporting period began on the heels of the collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009. Governments around the world responded with unprecedented amounts of intervention on behalf of their financial systems and the global economy, at times even coordinating efforts among central banks in a fight to stem the tide of financial chaos. Not surprisingly, equities endured a rough ride as investors fled from nearly all assets, except for government bonds. The tide turned dramatically in March 2009, however, on the back of new U.S. government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings. From March through period-end, an equity rally pushed all major domestic equity indices well into positive territory in 2009, despite modest setbacks in June and late September.

1	The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cash flows. Investments cannot be made in an index. “Standard & Poor's,®” “S&P,®” “S&P 500,®” “Standard & Poor's 500,” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally, or in the Fund particularly, or the ability of the S&P 500 to track general stock market performance.
Annual Shareholder Report

FUND PERFORMANCE

Against this backdrop, nine of the ten sectors2 within the S&P 500 recorded positive returns during the reporting period. Information Technology led the way, advancing 31.50%, followed by Consumer Discretionary (+20.70%) and Materials (+16.43%). Ford Motor Co. (Consumer Discretionary), Whole Foods Market Inc. (Consumer Staples) and Freeport-McMoRan Copper & Gold Inc. (Materials) were the strongest performers among individual stocks within the index. The Financials sector posted the weakest results, declining 7.24% for the period. Among individual stocks within the index, financial companies Zions Bancorp, Marshall & Ilsley Corp. and Citigroup Inc. posted the lowest returns.

The enhanced index component of the Fund made an overall positive contribution to the Fund's performance during the reporting period. Positive contributions to the Fund's performance were driven by stock substitution strategies involving the purchasing of substitutes for benchmark stocks, such as acquisition targets of benchmark companies or shares listed on other exchanges. Additionally, the Fund's management of certain index changes produced a positive contribution to performance. Negative contributions to performance were driven by quantitative strategies involving the overweighting and underweighting of stocks relative to the S&P 500.

POSITIONING AND STRATEGY

The Fund utilized S&P 500 futures to provide equity exposure on the Fund's cash balances. While over the long term, S&P 500 futures should mirror the performance of the S&P 500, pricing disparity can appear in the short term and the Fund can benefit from or be harmed by trading futures instead of stocks when money goes in and out of the Fund. During the reporting period, the trading of futures contracts had a negligible impact on the Fund's performance.

2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGIC).
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Institutional Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	9.78%
5 Years	0.13%
10 Years	-1.25%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Institutional Service Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	9.42%
5 Years	-0.18%
10 Years	-1.55%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Class C Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Standard & Poor's 500 Index (S&P 500).2

Average Annual Total Returns[3] for the Period Ended 10/31/2009
1 Year	7.80%
5 Years	-0.90%
10 Years	-2.26%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown the maximum contingent deferred sales charge of 1.00%, as applicable.

1	Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Total returns quoted reflect all applicable contingent deferred sales charges.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT - CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares; Institutional Shares, Institutional Service Shares and Class C Shares. For the period prior to commencement of operations of the Class K Shares, the performance information shown is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,0001 in Federated Max-Cap Index Fund (Class K Shares) (the “Fund”) from October 31, 1999 to October 31, 2009, compared to the Standard & Poor's 500 (S&P 500).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	8.94%
5 Years	-0.63%
10 Years	-2.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund with no sales load. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At October 31, 2009, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	18.4%
Financials	14.4%
Health Care	12.2%
Energy	12.2%
Consumer Staples	11.3%
Industrials	9.8%
Consumer Discretionary	9.0%
Utilities	3.5%
Materials	3.3%
Telecommunication Services	3.1%
Other Securities[2]	0.4%
Derivative Contracts[3,4]	0.0%
Cash Equivalents[5]	0.4%
Other Assets and Liabilities — Net[6]	2.0%
TOTAL[7]	100.0%
1	Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Other Securities include an Exchange-Traded Fund.
3	Based upon net unrealized appreciation (depreciation) on the derivative contracts. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 101.9%.

Annual Shareholder Report

Portfolio of Investments

October 31, 2009

Shares			Value
		Common Stocks – 97.2%;1
		Consumer Discretionary – 9.0%
3,100		Abercrombie & Fitch Co., Class A	101,742
16,450	[2]	Amazon.com, Inc.	1,954,424
4,800	[2]	Apollo Group, Inc., Class A	274,080
5,296	[2]	AutoNation, Inc.	91,303
1,730	[2]	AutoZone, Inc.	234,086
21,967	[2]	Bed Bath & Beyond, Inc.	773,458
12,960		Best Buy Co., Inc.	494,813
3,221	[2]	Big Lots, Inc.	80,686
2,441		Black & Decker Corp.	115,264
19,486		Block (H&R), Inc.	357,373
57,729		CBS Corp. (New), Class B	679,470
16,707		Carnival Corp.	486,508
13,900	[2]	Coach, Inc.	458,283
137,328		Comcast Corp., Class A	1,991,256
11,100		D. R. Horton, Inc.	121,656
20,245	[2]	DIRECTV Group, Inc.	532,443
5,082		Darden Restaurants, Inc.	154,035
2,400		DeVRY, Inc.	132,696
10,805		Eastman Kodak Co.	40,519
12,200	[2]	Expedia, Inc.	276,574
6,460		Family Dollar Stores, Inc.	182,818
181,247	[2]	Ford Motor Co.	1,268,729
6,249		Fortune Brands, Inc.	243,399
6,100	[2]	GameStop Corp.	148,169
9,180		Gannett Co., Inc.	90,148
21,631		Gap (The), Inc.	461,605
8,067		Genuine Parts Co.	282,264
9,708	[2]	Goodyear Tire & Rubber Co.	125,039
9,520		Harley Davidson, Inc.	237,238
2,300		Harman International Industries, Inc.	86,503
6,314		Hasbro, Inc.	172,183
92,695		Home Depot, Inc.	2,325,718
13,036		International Game Technology	232,562
19,267	[2]	Interpublic Group Cos., Inc.	115,987
Annual Shareholder Report

26,618		Johnson Controls, Inc.	636,703
6,138		KB HOME	87,037
11,685	[2]	Kohl's Corp.	668,616
16,913		Leggett and Platt, Inc.	326,928
7,468		Lennar Corp., Class A	94,097
3,955	[2]	Liberty Media Corp.	121,893
11,098		Limited Brands, Inc.	195,325
70,801		Lowe's Cos., Inc.	1,385,576
16,892		Macy's, Inc.	296,792
10,758		Marriott International, Inc., Class A	269,595
14,861		Mattel, Inc.	281,319
42,500		McDonald's Corp.	2,490,925
12,814		McGraw-Hill Cos., Inc.	368,787
1,559		Meredith Corp.	42,186
4,705		New York Times Co., Class A	37,499
11,210		Newell Rubbermaid, Inc.	162,657
106,254		News Corp., Inc.	1,224,046
17,570		Nike, Inc., Class B	1,092,503
6,060		Nordstrom, Inc.	192,587
5,600	[2]	O'Reilly Automotive, Inc.	208,768
13,453	[2]	Office Depot, Inc.	81,391
13,902		Omnicom Group, Inc.	476,561
11,190		Penney (J.C.) Co., Inc.	370,725
2,000		Polo Ralph Lauren Corp., Class A	148,840
12,665		Pulte Homes, Inc.	114,112
5,285		RadioShack Corp.	89,264
10,300		Scripps Networks Interactive	388,928
6,437	[2]	Sears Holdings Corp.	436,815
4,523		Sherwin-Williams Co.	257,992
3,611		Snap-On, Inc.	131,910
3,213		Stanley Works	145,324
27,390		Staples, Inc.	594,363
50,948	[2]	Starbucks Corp.	966,993
6,933		Starwood Hotels & Resorts Worldwide, Inc.	201,473
30,467		TJX Cos., Inc.	1,137,942
35,677		Target Corp.	1,727,837
4,496		Tiffany & Co.	176,648
Annual Shareholder Report

1,750		Tim Horton's, Inc.	49,822
17,563		Time Warner Cable, Inc.	692,685
69,825		Time Warner, Inc.	2,103,129
4,330		V.F. Corp.	307,603
44,121	[2]	Viacom, Inc., Class B	1,217,298
88,234		Walt Disney Co.	2,414,965
369		Washington Post Co., Class B	159,408
2,740		Whirlpool Corp.	196,157
7,112		Wyndham Worldwide Corp.	121,260
2,500	[2]	Wynn Resorts Ltd.	135,550
19,493		Yum! Brands, Inc.	642,294
		TOTAL	40,994,159
		Consumer Staples – 11.3%
112,598		Altria Group, Inc.	2,039,150
26,029		Archer-Daniels-Midland Co.	783,993
16,336		Avon Products, Inc.	523,569
3,975		Brown-Forman Corp., Class B	194,020
72,016		CVS Caremark Corp.	2,542,165
8,223		Campbell Soup Co.	261,080
5,373		Clorox Corp.	318,243
32,137		Coca-Cola Enterprises, Inc.	612,853
20,279		Colgate-Palmolive Co.	1,594,538
18,986		ConAgra Foods, Inc.	398,706
7,800	[2]	Constellation Brands, Inc., Class A	123,396
19,604		Costco Wholesale Corp.	1,114,487
20,586	[2]	Dean Foods Co.	375,283
10,700	[2]	Dr. Pepper Snapple Group, Inc.	291,682
4,700		Estee Lauder Cos., Inc., Class A	199,750
12,655		General Mills, Inc.	834,218
11,902		H.J. Heinz Co.	478,936
6,722		Hershey Foods Corp.	254,024
2,800		Hormel Foods Corp.	102,088
9,607		Kellogg Co.	495,145
18,146		Kimberly-Clark Corp.	1,109,809
68,105		Kraft Foods, Inc., Class A	1,874,250
29,567		Kroger Co.	683,885
13,000	[2]	Lorillard, Inc.	1,010,360
Annual Shareholder Report

5,200		McCormick & Co., Inc.	182,052
6,104		Molson Coors Brewing Co., Class B	298,913
75,245		PepsiCo, Inc.	4,556,085
93,398		Philip Morris International, Inc.	4,423,329
142,064		Procter & Gamble Co.	8,239,712
6,900		Reynolds American, Inc.	334,512
8,620		SUPERVALU, Inc.	136,799
33,460		Safeway Inc.	747,162
28,687		Sara Lee Corp.	323,876
4,404		Smucker (J.M.) Co.	232,223
29,441		Sysco Corp.	778,714
112,702		The Coca-Cola Co.	6,008,144
9,001		The Pepsi Bottling Group, Inc.	336,997
12,200		Tyson Foods, Inc., Class A	152,744
95,440		Wal-Mart Stores, Inc.	4,741,459
39,743		Walgreen Co.	1,503,478
5,600	[2]	Whole Foods Market, Inc.	179,536
		TOTAL	51,391,365
		Energy – 12.2%
28,336		Anadarko Petroleum Corp.	1,726,513
14,880		Apache Corp.	1,400,506
16,948		BJ Services Co.	325,402
13,521		Baker Hughes, Inc.	568,828
6,800		CONSOL Energy, Inc.	291,108
4,200		Cabot Oil & Gas Corp., Class A	161,574
10,400	[2]	Cameron International Corp.	384,488
24,500		Chesapeake Energy Corp.	600,250
97,553		Chevron Corp.	7,466,707
81,045		ConocoPhillips	4,066,838
9,900	[2]	Denbury Resources, Inc.	144,540
20,676		Devon Energy Corp.	1,337,944
5,140		Diamond Offshore Drilling, Inc.	489,585
5,700		ENSCO International, Inc.	261,003
10,767		EOG Resources, Inc.	879,233
31,089		El Paso Corp.	304,983
238,974		Exxon Mobil Corp.	17,127,267
5,000	[2]	FMC Technologies, Inc.	263,000
Annual Shareholder Report

40,596		Halliburton Co.	1,185,809
12,101		Hess Corp.	662,409
45,084		Marathon Oil Corp.	1,441,335
3,400		Massey Energy Co.	98,906
12,270		Murphy Oil Corp.	750,188
11,280	[2]	Nabors Industries Ltd.	234,962
24,328	[2]	National-Oilwell, Inc.	997,205
3,170		Noble Corp.	129,146
9,169		Noble Energy, Inc.	601,761
43,673		Occidental Petroleum Corp.	3,313,907
20,250		Peabody Energy Corp.	801,698
4,800		Pioneer Natural Resources, Inc.	197,328
7		Precision Drilling Trust	46
6,300		Range Resources Corp.	315,315
4,652		Rowan Cos., Inc.	108,159
57,312		Schlumberger Ltd.	3,564,806
8,800		Smith International, Inc.	244,024
13,100	[2]	Southwestern Energy Co.	570,898
24,662		Spectra Energy Corp.	471,537
6,764		Sunoco, Inc.	208,331
6,100		Tesoro Petroleum Corp.	86,254
26,757		Valero Energy Corp.	484,302
23,311		Williams Cos., Inc.	439,412
22,158		XTO Energy, Inc.	920,886
		TOTAL	55,628,393
		Financials – 14.4%
12,623		AON Corp.	486,112
29,082		Aflac, Inc.	1,206,612
23,625		Allstate Corp.	698,591
56,195		American Express Co.	1,957,834
5,226	[2]	American International Group, Inc.	175,698
11,705		Ameriprise Financial, Inc.	405,812
4,757		Apartment Investment & Management Co., Class A	58,749
6,118		Assurant, Inc.	183,112
2,897		Avalonbay Communities, Inc.	199,256
27,118		BB&T Corp.	648,391
420,191		Bank of America Corp.	6,126,385
Annual Shareholder Report

61,193		Bank of New York Mellon Corp.	1,631,405
12,021		Boston Properties, Inc.	730,516
8,600	[2]	CB Richard Ellis Services, Inc.	89,010
3,044		CME Group, Inc.	921,145
20,613		Capital One Financial Corp.	754,436
37,286		Charles Schwab Corp.	646,539
17,940		Chubb Corp.	870,449
6,595		Cincinnati Financial Corp.	167,249
583,629		Citigroup, Inc.	2,387,043
6,023		Comerica, Inc.	167,138
23,728		Discover Financial Services	335,514
71,700	[2]	E*Trade Group, Inc.	104,682
10,800		Equity Residential Properties Trust	311,904
5,396		Federated Investors, Inc.	141,645
35,807		Fifth Third Bancorp	320,115
22,583	[2]	First Horizon National Corp.	267,157
6,975		Franklin Resources, Inc.	729,794
18,000		Genworth Financial, Inc., Class A	191,160
25,670		Goldman Sachs Group, Inc.	4,368,264
12,506		HCP, Inc.	370,053
14,570		Hartford Financial Services Group, Inc.	357,256
5,350		Health Care REIT, Inc.	237,379
55,259		Host Marriott Corp.	558,668
19,500		Hudson City Bancorp, Inc.	256,230
24,709		Huntington Bancshares, Inc.	94,141
2,900	[2]	InterContinentalExchange, Inc.	290,551
20,600		Invesco Ltd.	435,690
191,530		J.P. Morgan Chase & Co.	8,000,208
6,492		Janus Capital Group, Inc.	85,175
36,779		KeyCorp	198,239
14,001		Kimco Realty Corp.	176,973
5,900		Legg Mason, Inc.	171,749
7,200		Leucadia National Corp.	161,784
12,690		Lincoln National Corp.	302,403
14,723		Loews Corp.	487,331
3,200		M & T Bank Corp.	201,120
8,031	[2]	MBIA Insurance Corp.	32,606
Annual Shareholder Report

27,554		Marsh & McLennan Cos., Inc.	646,417
19,198		Marshall & Ilsley Corp.	102,133
49,388		MetLife, Inc.	1,680,674
21,314		Moody's Corp.	504,715
74,256		Morgan Stanley	2,385,103
5,500	[2]	NASDAQ Stock Market, Inc.	99,330
14,500		NYSE Euronext	374,825
9,269		Northern Trust Corp.	465,767
22,453		PNC Financial Services Group	1,098,850
15,700		People's United Financial, Inc.	251,671
6,300		Plum Creek Timber Co., Inc.	197,127
16,345		Principal Financial Group	409,279
31,559		Progressive Corp., OH	504,944
46,051		Prologis	521,758
27,900		Prudential Financial, Inc.	1,261,917
5,860		Public Storage, Inc.	431,296
78,343		Regions Financial Corp.	379,180
18,940	[2]	SLM Corp.	183,718
11,302		Simon Property Group, Inc.	767,293
23,023		State Street Corp.	966,506
20,541		SunTrust Banks, Inc.	392,538
15,680		T. Rowe Price Group, Inc.	764,086
35,449		The Travelers Cos., Inc.	1,765,006
3,537		Torchmark Corp.	143,602
93,963		U.S. Bancorp	2,181,821
20,298		Unum Group	404,945
5,600		Ventas, Inc.	224,728
6,226		Vornado Realty Trust	370,821
226,947		Wells Fargo & Co.	6,245,581
14,036		XL Capital Ltd., Class A	230,331
4,472		Zions Bancorp	63,324
		TOTAL	65,718,559
		Health Care – 12.2%
62,339		Abbott Laboratories	3,152,483
20,004		Aetna, Inc.	520,704
13,842		Allergan, Inc.	778,613
14,475		AmerisourceBergen Corp.	320,621
Annual Shareholder Report

49,197	[2]	Amgen, Inc.	2,643,355
5,263		Bard (C.R.), Inc.	395,093
29,944		Baxter International, Inc.	1,618,773
10,338		Becton, Dickinson & Co.	706,706
14,234	[2]	Biogen Idec, Inc.	599,678
69,745	[2]	Boston Scientific Corp.	566,329
97,596		Bristol-Myers Squibb Co.	2,127,593
11,210		CIGNA Corp.	312,086
13,544		Cardinal Health, Inc.	383,837
12,134		CareFusion Corp.	271,438
19,601	[2]	Celgene Corp.	1,000,631
2,600	[2]	Cephalon, Inc.	141,908
7,300	[2]	Coventry Health Care, Inc.	144,759
3,410		Covidien PLC	143,629
4,200	[2]	DaVita, Inc.	222,726
5,700		Dentsply International, Inc.	187,872
49,760		Eli Lilly & Co.	1,692,338
12,300	[2]	Express Scripts, Inc., Class A	983,016
25,073	[2]	Forest Laboratories, Inc., Class A	693,770
10,580	[2]	Genzyme Corp.	535,348
42,128	[2]	Gilead Sciences, Inc.	1,792,546
6,844	[2]	Hospira, Inc.	305,516
16,331	[2]	Humana, Inc.	613,719
7,373		IMS Health, Inc.	120,843
1,455	[2]	Intuitive Surgical, Inc.	358,439
133,271		Johnson & Johnson	7,869,653
9,884	[2]	King Pharmaceuticals, Inc.	100,125
4,000	[2]	Laboratory Corp. of America Holdings	275,560
7,001		Life Technologies, Inc.	330,237
16,166		McKesson HBOC, Inc.	949,429
22,278	[2]	Medco Health Solutions, Inc.	1,250,241
63,503		Medtronic, Inc.	2,267,057
97,926		Merck & Co., Inc.	3,028,851
3,327	[2]	Millipore Corp.	222,942
12,210	[2]	Mylan Laboratories, Inc.	198,290
3,700	[2]	Patterson Cos., Inc.	94,461
7,290		PerkinElmer, Inc.	135,667
Annual Shareholder Report

395,741		Pfizer, Inc.	6,739,469
6,592		Quest Diagnostics, Inc.	368,691
88,979		Schering Plough Corp.	2,509,208
14,758	[2]	St. Jude Medical, Inc.	502,953
10,602		Stryker Corp.	487,692
16,705	[2]	Tenet Healthcare Corp.	85,530
21,553	[2]	Thermo Fisher Scientific Inc.	969,885
55,430		UnitedHealth Group, Inc.	1,438,409
5,000	[2]	Varian Medical Systems, Inc.	204,900
2,900	[2]	Varian, Inc.	148,480
6,020	[2]	Waters Corp.	345,729
5,283	[2]	Watson Pharmaceuticals, Inc.	181,841
29,521	[2]	Wellpoint, Inc.	1,380,402
8,694	[2]	Zimmer Holdings, Inc.	457,044
		TOTAL	55,877,115
		Industrials – 9.8%
33,885		3M Co.	2,492,919
4,342		Avery Dennison Corp.	154,792
29,479		Boeing Co.	1,409,096
10,438		Burlington Northern Santa Fe Corp.	786,190
14,500		C.H. Robinson Worldwide, Inc.	799,095
17,464		CSX Corp.	736,632
27,642		Caterpillar, Inc.	1,521,969
5,337		Cintas Corp.	147,782
3,600		Cooper Industries PLC	139,284
9,508		Cummins, Inc.	409,414
12,498		Danaher Corp.	852,739
18,367		Deere & Co.	836,617
10,715		Donnelley (R.R.) & Sons Co.	215,157
7,902		Dover Corp.	297,747
1,900		Dun & Bradstreet Corp.	145,464
7,002		Eaton Corp.	423,271
38,030		Emerson Electric Co.	1,435,633
6,466		Equifax, Inc.	177,039
10,700		Expeditors International Washington, Inc.	344,754
5,200		Fastenal Co.	179,400
14,068		FedEx Corp.	1,022,603
Annual Shareholder Report

1,984	[2]	First Solar, Inc.	241,909
5,436		Flowserve Corp.	533,870
11,512		Fluor Corp.	511,363
24,289		General Dynamics Corp.	1,522,920
466,255		General Electric Co.	6,648,796
7,140		Goodrich (B.F.) Co.	388,059
3,147		Grainger (W.W.), Inc.	294,968
37,618		Honeywell International, Inc.	1,350,110
15,292		ITT Corp.	775,304
17,521		Illinois Tool Works, Inc.	804,564
1,256		Ingersoll-Rand Plc, Class A	39,677
8,182	[2]	Iron Mountain, Inc.	199,886
4,800	[2]	Jacobs Engineering Group, Inc.	202,992
5,875		L-3 Communications Holdings, Inc.	424,704
14,688		Lockheed Martin Corp.	1,010,388
10,839	[2]	MPS Group, Inc.	146,543
17,936		Masco Corp.	210,748
4,968	[2]	Monster Worldwide, Inc.	72,135
16,353		Norfolk Southern Corp.	762,377
20,600		Northrop Grumman Corp.	1,032,678
13,816		PACCAR, Inc.	516,857
4,789		Pall Corp.	152,003
7,424		Parker-Hannifin Corp.	393,175
9,423		Pitney Bowes, Inc.	230,864
6,200		Precision Castparts Corp.	592,286
7,700	[2]	Quanta Services, Inc.	163,240
24,903		Raytheon Co.	1,127,608
14,049		Republic Services, Inc.	364,010
12,594		Robert Half International, Inc.	292,181
6,043		Rockwell Automation, Inc.	247,461
7,390		Rockwell Collins	372,308
2,286		Ryder System, Inc.	92,697
27,746		Southwest Airlines Co.	233,066
3,400	[2]	Stericycle, Inc.	178,058
9,960		Textron Inc.	177,089
22,130		Union Pacific Corp.	1,220,248
48,640		United Parcel Service, Inc.	2,610,995
Annual Shareholder Report

46,473		United Technologies Corp.	2,855,766
37,524		Waste Management, Inc.	1,121,217
		TOTAL	44,642,717
		Information Technology – 18.4%
3,250		Accenture PLC	120,510
23,610	[2]	Adobe Systems, Inc.	777,713
23,934	[2]	Advanced Micro Devices, Inc.	110,096
3,990	[2]	Affiliated Computer Services, Inc., Class A	207,839
19,172	[2]	Agilent Technologies, Inc.	474,315
10,700	[2]	Akamai Technologies, Inc.	235,400
12,358		Altera Corp.	244,565
8,815		Amphenol Corp., Class A	353,658
10,824		Analog Devices, Inc.	277,419
43,758	[2]	Apple, Inc.	8,248,383
59,410		Applied Materials, Inc.	724,802
9,120	[2]	Autodesk, Inc.	227,362
19,515		Automatic Data Processing, Inc.	776,697
3,408	[2]	Avocent Corp.	84,757
11,124	[2]	BMC Software, Inc.	413,368
30,261	[2]	Broadcom Corp.	805,245
14,768		CA, Inc.	308,947
3,607	[2]	CIENA Corp.	42,310
276,828	[2,3]	Cisco Systems, Inc.	6,325,520
9,130	[2]	Citrix Systems, Inc.	335,619
12,000	[2]	Cognizant Technology Solutions Corp.	463,800
14,181	[2]	Computer Sciences Corp.	719,119
12,570	[2]	Compuware Corp.	88,744
6,125	[2]	Convergys Corp.	66,456
64,557		Corning, Inc.	943,178
104,969	[2]	Dell, Inc.	1,521,001
122,485	[2]	EMC Corp.	2,017,328
43,300	[2]	eBay, Inc.	964,291
12,000	[2]	Electronic Arts, Inc.	218,880
5,500	[2]	FLIR Systems, Inc.	152,955
17,024		Fidelity National Information Services, Inc.	370,442
12,567	[2]	Fiserv, Inc.	576,448
10,672	[2]	Google Inc.	5,721,473
Annual Shareholder Report

9,497		Harris Corp.	396,215
111,952		Hewlett-Packard Co.	5,313,242
66,820		IBM Corp.	8,059,160
275,682		Intel Corp.	5,268,283
13,330	[2]	Intuit, Inc.	387,503
8,592	[2]	JDS Uniphase Corp.	48,029
10,435		Jabil Circuit, Inc.	139,620
23,500	[2]	Juniper Networks, Inc.	599,485
6,225		KLA-Tencor Corp.	202,375
26,014	[2]	LSI Logic Corp.	133,192
3,918	[2]	Lexmark International Group, Class A	99,909
8,114		Linear Technology Corp.	209,990
9,100	[2]	MEMC Electronic Materials, Inc.	113,022
3,925		Mastercard, Inc.	859,654
7,450	[2]	McAfee, Inc.	312,006
7,500		Microchip Technology, Inc.	179,700
31,598	[2]	Micron Technology, Inc.	214,550
350,481		Microsoft Corp.	9,718,838
6,981		Molex, Inc.	130,335
90,821		Motorola, Inc.	778,336
20,550	[2]	NVIDIA Corp.	245,778
8,314		National Semiconductor Corp.	107,583
14,211	[2]	NetApp, Inc.	384,408
25,273	[2]	Novell, Inc.	103,367
4,921	[2]	Novellus Systems, Inc.	101,274
193,237	[2]	Oracle Corp.	4,077,301
12,357		Paychex, Inc.	351,062
4,500	[2]	Perot Systems Corp.	134,730
5,332	[2]	Qlogic Corp.	93,523
74,828		Qualcomm, Inc.	3,098,628
7,600	[2]	Red Hat, Inc.	196,156
4,100	[2]	Salesforce.com, Inc.	232,675
11,300	[2]	Sandisk Corp.	231,424
3,598	[2]	Starent Networks Corp.	121,397
40,496	[2]	Sun Microsystems, Inc.	331,257
57,780	[2]	Symantec Corp.	1,015,772
20,766	[2]	Tellabs, Inc.	125,011
Annual Shareholder Report

7,232	[2]	Teradata Corp.	201,628
6,701	[2]	Teradyne, Inc.	56,087
76,476		Texas Instruments, Inc.	1,793,362
8,000		Total System Services, Inc.	127,760
4,580		Tyco Electronics Ltd.	97,325
7,800	[2]	Verisign, Inc.	177,918
1,300		VistaPrint Ltd.	66,365
14,200	[2]	Western Digital Corp.	478,256
27,994		Western Union Co.	508,651
35,122		Xerox Corp.	264,118
11,325		Xilinx, Inc.	246,319
59,636	[2]	Yahoo, Inc.	948,212
		TOTAL	83,999,431
		Materials – 3.3%
7,142	[2]	AK Steel Holding Corp.	113,343
8,632		Air Products & Chemicals, Inc.	665,786
4,000		Airgas, Inc.	177,440
68,248		Alcoa, Inc.	847,640
4,045		Allegheny Technologies, Inc.	124,829
8,244		Ball Corp.	406,676
5,940		Bemis Co., Inc.	153,430
2,700		CF Industries Holdings, Inc.	224,775
50,685		Dow Chemical Co.	1,190,084
56,373		Du Pont (E.I.) de Nemours & Co.	1,793,789
2,996		Eastman Chemical Co.	157,320
8,906		Ecolab, Inc.	391,508
2,900		FMC Corp.	148,190
19,217		Freeport-McMoRan Copper & Gold, Inc.	1,409,759
3,242		International Flavors & Fragrances, Inc.	123,488
21,326		International Paper Co.	475,783
6,938		MeadWestvaco Corp.	158,394
23,694		Monsanto Co.	1,591,763
18,713		Newmont Mining Corp.	813,267
12,553		Nucor Corp.	500,237
6,500	[2]	Owens-Illinois, Inc.	207,220
7,337		PPG Industries, Inc.	414,027
16,195	[2]	Pactiv Corp.	373,943
Annual Shareholder Report

19,690		Praxair, Inc.	1,564,174
9,650		Sealed Air Corp.	185,569
5,960		Sigma-Aldrich Corp.	309,503
3,400		Titanium Metals Corp.	29,240
6,810		United States Steel Corp.	234,877
4,606		Vulcan Materials Co.	212,014
8,620		Weyerhaeuser Co.	313,251
		TOTAL	15,311,319
		Telecommunication Services – 3.1%
289,889		AT&T, Inc.	7,441,451
18,100	[2]	American Tower Systems Corp.	666,442
2,158	[2]	Centennial Communication Corp., Class A	18,257
14,598		CenturyTel, Inc.	473,851
12,738		Frontier Communications Corp.	91,331
9,900	[2]	MetroPCS Communications, Inc.	61,677
127,542		Qwest Communications International, Inc.	457,876
132,995	[2]	Sprint Nextel Corp.	393,665
143,154		Verizon Communications, Inc.	4,235,927
37,579		Windstream Corp.	362,261
		TOTAL	14,202,738
		Utilities – 3.5%
26,939	[2]	AES Corp.	352,093
6,143		Allegheny Energy, Inc.	140,183
25,157		Ameren Corp.	612,321
20,978		American Electric Power Co., Inc.	633,955
12,741		CMS Energy Corp.	169,455
20,903		CenterPoint Energy, Inc.	263,378
11,041		Consolidated Edison Co.	449,148
11,724		Constellation Energy Group, Inc.	362,506
11,386		DTE Energy Co.	421,054
28,264		Dominion Resources, Inc.	963,520
52,271		Duke Energy Corp.	826,927
20,354	[2]	Dynegy, Inc.	40,708
5,200		EQT Corp.	217,672
13,158		Edison International	418,688
8,582		Entergy Corp.	658,411
31,238		Exelon Corp.	1,466,936
Annual Shareholder Report

15,882		FPL Group, Inc.	779,806
12,520		FirstEnergy Corp.	541,866
3,127		Integrys Energy Group, Inc.	108,194
1,689		NICOR, Inc.	62,628
17,231		NiSource, Inc.	222,625
6,100		Northeast Utilities Co.	140,605
16,375		P G & E Corp.	669,574
15,479		PPL Corp.	455,702
8,800		Pepco Holdings, Inc.	131,384
5,447		Pinnacle West Capital Corp.	170,600
12,307		Progress Energy, Inc.	461,882
35,938		Public Service Enterprises Group, Inc.	1,070,952
7,000		Questar Corp.	278,880
4,600		SCANA Corp.	155,664
17,885		Sempra Energy	920,183
35,086		Southern Co.	1,094,332
8,688		TECO Energy, Inc.	124,586
4,700		Wisconsin Energy Corp.	205,249
18,024		Xcel Energy, Inc.	339,933
		TOTAL	15,931,600
		TOTAL COMMON STOCKS (IDENTIFIED COST $210,960,020)	443,697,396
		Exchanged-Traded Fund – 0.4%
19,993		SPDR Trust, Series 1 (IDENTIFIED COST $1,916,931)	2,070,475
		Mutual Fund – 0.4%
1,637,330	[4,5]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	1,637,330
		TOTAL INVESTMENTS — 98.0% (IDENTIFIED COST $214,514,281)[6]	447,405,201
		OTHER ASSETS AND LIABILITIES - NET — 2.0%[7]	8,960,872
		TOTAL NET ASSETS — 100%	$456,366,073
Annual Shareholder Report

  At October 31, 2009, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P 500 Index Long Futures	48	$12,396,000	December 2009	$6,090
  Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
  Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

    The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$437,959,294	$ —	$ —	$437,959,294
International	5,738,102	—	—	5,738,102
Exchange-Traded Fund	2,070,475	—	—	2,070,475
Mutual Fund	1,637,330	—	—	1,637,330
TOTAL SECURITIES	$447,405,201	$ —	$ —	$447,405,201
OTHER FINANCIAL INSTRUMENTS*	$6,090	$ —	$ —	$6,090
*	Other Financial Instruments include futures contracts.
    The following acronym is used throughout this portfolio:
    REIT — Real Estate Investment Trust
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Assets and Liabilities

  October 31, 2009

Assets:
Total investments in securities, at value including $1,637,330 of investments in an affiliated issuer (Note 5) (identified cost $214,514,281)		$447,405,201
Restricted cash (Note 2)		558,000
Income receivable		580,524
Receivable for investments sold		10,520,327
Receivable for shares sold		262,251
TOTAL ASSETS		459,326,303
Liabilities:
Payable for investments purchased	$846,995
Payable for shares redeemed	1,437,042
Payable for daily variation margin	343,200
Payable for transfer and dividend disbursing agent fees and expenses	127,386
Payable for Directors'/Trustees' fees	5,344
Payable for distribution services fee (Note 5)	44,013
Payable for shareholder services fee (Note 5)	56,968
Accrued expenses	99,282
TOTAL LIABILITIES		2,960,230
Net assets for 38,922,826 shares outstanding		$456,366,073
Net Assets Consist of:
Paid-in capital		$224,281,971
Net unrealized appreciation of investments and futures contracts		232,897,010
Accumulated net realized loss on investments and futures contracts		(1,289,085)
Undistributed net investment income		476,177
TOTAL NET ASSETS		$456,366,073
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($170,765,928 ÷ 14,522,823 shares outstanding), no par value, unlimited shares authorized		$11.76
Institutional Service Shares:
Net asset value per share ($227,315,572 ÷ 19,408,935 shares outstanding), no par value, unlimited shares authorized		$11.71
Class C Shares:
Net asset value per share ($32,488,613 ÷ 2,788,619 shares outstanding), no par value, unlimited shares authorized		$11.65
Offering price per share		$11.65
Redemption proceeds per share (99.00/100 of $11.65)		$11.53
Class K Shares:
Net asset value per share ($25,795,960 ÷ 2,202,449 shares outstanding), no par value, unlimited shares authorized		$11.71
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Operations

  Year Ended October 31, 2009

Investment Income:
Dividends (including $74,891 received from an affiliated issuer (Note 5) and net of foreign taxes withheld of $396)		$10,864,449
Interest		1,034
TOTAL INCOME		10,865,483
Expenses:
Management fee (Note 5)	$1,269,106
Custodian fees	79,482
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	98,851
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	248,979
Transfer and dividend disbursing agent fees and expenses — Class C Shares	39,544
Transfer and dividend disbursing agent fees and expenses — Class K Shares	66,685
Directors'/Trustees' fees	7,495
Auditing fees	22,500
Legal fees	3,611
Portfolio accounting fees	147,617
Distribution services fee — Institutional Service Shares (Note 5)	624,877
Distribution services fee — Class C Shares (Note 5)	226,036
Distribution services fee — Class K Shares (Note 5)	111,199
Shareholder services fee — Institutional Service Shares (Note 5)	455,284
Shareholder services fee — Class C Shares (Note 5)	69,585
Account administration fee — Institutional Service Shares	56,661
Account administration fee — Class C Shares	3,880
Share registration costs	65,289
Printing and postage	59,498
Insurance premiums	5,977
Miscellaneous	12,863
TOTAL EXPENSES	3,675,019
  Annual Shareholder Report

  Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(383,466)
Waiver of distribution services fee — Institutional Service Shares	(511,945)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(17,550)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(145,026)
TOTAL WAIVERS AND REIMBURSEMENTS		$(1,057,987)
Net expenses			$2,617,032
Net investment income			8,248,451
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			23,934,360
Net realized loss on futures contracts			(53,537)
Net change in unrealized appreciation of investments			1,704,078
Net change in unrealized depreciation of futures contracts			557,909
Net realized and unrealized gain on investments and futures contracts			26,142,810
Change in net assets resulting from operations			$34,391,261
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$8,248,451	$14,438,481
Net realized gain on investments and futures contracts	23,880,823	137,084,455
Net change in unrealized appreciation/depreciation of investments and futures contracts	2,261,987	(512,670,096)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	34,391,261	(361,147,160)
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(3,775,602)	(7,868,030)
Institutional Service Shares	(4,333,598)	(5,849,777)
Class C Shares	(397,397)	(449,390)
Class K Shares	(354,764)	(418,450)
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(56,191,382)	(72,691,091)
Institutional Service Shares	(64,280,396)	(54,906,866)
Class C Shares	(9,695,845)	(8,331,494)
Class K Shares	(6,106,130)	(8,332,561)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(145,135,114)	(158,847,659)
Share Transactions:
Proceeds from sale of shares	102,657,151	157,436,027
Net asset value of shares issued to shareholders in payment of distributions declared	128,301,688	134,279,447
Cost of shares redeemed	(171,774,998)	(555,903,328)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	59,183,841	(264,187,854)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	827,723
CHANGE IN NET ASSETS	(51,560,012)	(783,354,950)
Net Assets:
Beginning of period	507,926,085	1,291,281,035
End of period (including undistributed net investment income of $476,177 and $1,137,792, respectively)	$456,366,073	$507,926,085
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report

  Notes to Financial Statements

  October 31, 2009

  1. ORGANIZATION

  Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500® Index (S&P 500).

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
    Shares of other mutual funds are valued based upon their reported NAVs.
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and Annual Shareholder Report type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

  Repurchase Agreements

  It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

  Annual Shareholder Report

  With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

  The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro-rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

  Investment Income, Gains and Losses, Expenses and Distributions

  Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

  Premium and Discount Amortization

  All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

  Federal Taxes

  It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

  The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

  Annual Shareholder Report

  When-Issued and Delayed Delivery Transactions

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

  Futures Contracts

  The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

  Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

  Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	—	$ —	Payable for daily variation margin	$(6,090)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
  Annual Shareholder Report

  The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$(53,537)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$557,909

  Foreign Currency Translation

  The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

  Other

  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

  3. SHARES OF BENEFICIAL INTEREST

  The following tables summarize share activity:

Year Ended October 31	2009		2008
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,444,923	$34,864,106	2,852,506	$60,790,283
Shares issued to shareholders in payment of distributions declared	4,499,308	46,459,648	2,607,449	58,946,340
Shares redeemed	(7,230,984)	(78,055,302)	(14,520,561)	(309,718,293)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	713,247	$3,268,452	(9,060,606)	$(189,981,670)
  Annual Shareholder Report

Year Ended October 31	2009		2008
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,801,839	$49,770,581	3,407,396	$72,248,724
Shares issued to shareholders in payment of distributions declared	6,480,538	66,606,787	2,621,868	59,048,130
Shares redeemed	(6,965,941)	(73,901,298)	(8,207,008)	(172,318,452)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	4,316,436	$42,476,070	(2,177,744)	$(41,021,598)
Year Ended October 31	2009		2008
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	702,419	$7,375,683	429,137	$9,170,395
Shares issued to shareholders in payment of distributions declared	860,557	8,795,453	337,163	7,576,402
Shares redeemed	(1,047,128)	(11,077,920)	(1,160,326)	(24,443,574)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	515,848	$5,093,216	(394,026)	$(7,696,777)
Year Ended October 31	2009		2008
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	1,015,338	$10,646,781	746,061	$15,226,625
Shares issued to shareholders in payment of distributions declared	626,491	6,439,800	385,689	8,708,575
Shares redeemed	(834,412)	(8,740,478)	(2,331,363)	(49,423,009)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	807,417	$8,346,103	(1,199,613)	$(25,487,809)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	6,352,948	$59,183,841	(12,831,989)	$(264,187,854)

  4. FEDERAL TAX INFORMATION

  The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for regulatory settlement proceeds.

  For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(157,811)	$(48,705)	$206,516

  Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

  Annual Shareholder Report

  The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:
	2009	2008
Ordinary income[1]	$8,861,361	$29,853,380
Long-term capital gains	$136,273,753	$128,994,279

  As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$476,177
Undistributed long-term capital gains	$22,765,650
Net unrealized appreciation	$208,842,275
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

  The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

  At October 31, 2009, the cost of investments for federal tax purposes was $238,562,926. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $208,842,275. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $217,239,567 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,397,292.

  5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

  Investment Adviser Fee

  Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Manager voluntarily waived $376,798 of its fee. In addition, an affiliate of the Manager reimbursed $162,576 of transfer and dividend disbursing agent fees and expenses.

  Annual Shareholder Report

  Distribution Services Fee

  The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

  Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, FSC voluntarily waived $511,945 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2009, FSC retained $201,293 of fees paid by the Fund.

  Sales Charges

  Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2009, FSC retained $3,759 of CDSC relating to redemptions of Class C Shares.

  Shareholder Services Fee

  The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC did not receive any fees paid by the Fund. For the year ended October 31, 2009, the Fund's Institutional Shares did not incur a shareholder services fee.

  Expense Limitation

  The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund's Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares (after the voluntary waivers and reimbursements) will not exceed 0.35%, 0.65%, 1.43% and 1.10%, respectively, through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Trustees.

  Annual Shareholder Report

  General

  Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

  Transactions with Affiliated Companies

  Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Manager reimbursed $6,668. Transactions with the affiliated company during the year ended October 31, 2009, were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	10,875,517	76,007,760	85,245,947	1,637,330	$1,637,330	$74,891

  6. Investment TRANSACTIONS

  Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2009, were as follows:

Purchases	$131,059,402
Sales	$205,993,742

  7. INTERFUND LENDING

  Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

  8. REGULATORY SETTLEMENT PROCEEDS

  For the year ended October 31, 2008, the Fund received $827,723 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

  9. Legal Proceedings

  Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public Annual Shareholder Report announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

  10. Subsequent events

  Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

  11. FEDERAL TAX INFORMATION (UNAUDITED)

  For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $136,273,753.

  For the fiscal year ended October 31, 2009, 100.0% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

  Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2009, 100.0% qualify for the dividend received deduction available to corporate shareholders.

  Annual Shareholder Report

  Report of Independent Registered Public Accounting Firm

  TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:

  We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”), one of the portfolios constituting Federated Index Trust, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

  Boston, Massachusetts
  December 24, 2009

  Annual Shareholder Report

  Board of Trustees and Trust Officers

  The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

  Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
  Annual Shareholder Report

  INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
  Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
  Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
  Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
  Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
  Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
  Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
  Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

  OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
  Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
  Annual Shareholder Report

  Evaluation and Approval of Advisory Contract - May 2009

  Federated Max-Cap Index Fund (the “Fund”)

  The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

  In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

  During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

  Annual Shareholder Report

  The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report

  With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

  The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

  For the periods covered by the report, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three and five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

  The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also Annual Shareholder Report discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

  Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

  The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

  The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

  Annual Shareholder Report

  It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

  The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

  In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

  The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

  Annual Shareholder Report

  Voting Proxies on Fund Portfolio Securities

  A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

  Quarterly Portfolio Schedule

  The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

  Annual Shareholder Report

  Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

  This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

  Federated Max-Cap Index Fund
  Federated Investors Funds
  4000 Ericsson Drive
  Warrendale, PA 15086-7561

  Contact us at FederatedInvestors.com
  or call 1-800-341-7400.

  Federated Securities Corp., Distributor

  Cusip 31420E502
  Cusip 31420E106
  Cusip 31420E809
  Cusip 31420E403

  29454 (12/09)

  Federated is a registered mark of Federated Investors, Inc.
  2009 Federated Investors, Inc.

  Federated Mid-Cap Index Fund

  A Portfolio of Federated Index Trust

  ANNUAL SHAREHOLDER REPORT

  October 31, 2009

  Institutional Service Shares

  FINANCIAL HIGHLIGHTS
  SHAREHOLDER EXPENSE EXAMPLE
  MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  PORTFOLIO OF INVESTMENTS SUMMARY TABLE
  PORTFOLIO OF INVESTMENTS
  STATEMENT OF ASSETS AND LIABILITIES
  STATEMENT OF OPERATIONS
  STATEMENT OF CHANGES IN NET ASSETS
  NOTES TO FINANCIAL STATEMENTS
  REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  BOARD OF TRUSTEES AND TRUST OFFICERS
  EVALUATION AND APPROVAL OF ADVISORY CONTRACT
  VOTING PROXIES ON FUND PORTFOLIO SECURITIES
  QUARTERLY PORTFOLIO SCHEDULE

  Financial Highlights - Institutional Service Shares

  (For a Share Outstanding Throughout Each Period)

Year Ended October 31	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.06	$25.79	$23.49	$22.19	$19.84
Income From Investment Operations:
Net investment income	0.17	0.24	0.34	0.30	0.22
Net realized and unrealized gain (loss) on investments and futures contracts	2.21	(8.69)	3.37	2.48	3.09
TOTAL FROM INVESTMENT OPERATIONS	2.38	(8.45)	3.71	2.78	3.31
Less Distributions:
Distributions from net investment income	(0.20)	(0.22)	(0.35)	(0.32)	(0.19)
Distributions from net realized gain on investments and futures contracts	(0.23)	(3.06)	(1.06)	(1.16)	(0.77)
TOTAL DISTRIBUTIONS	(0.43)	(3.28)	(1.41)	(1.48)	(0.96)
Net Asset Value, End of Period	$16.01	$14.06	$25.79	$23.49	$22.19
Total Return[1]	17.80%	(36.58)%	16.59%	12.91%	17.09%
Ratios to Average Net Assets:
Net expenses	0.54%[2]	0.49%	0.49%	0.49%	0.49%
Net investment income	1.27%	1.13%	1.41%	1.33%	1.06%
Expense waiver/reimbursement[3]	0.21%	0.21%	0.19%	0.21%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$731,613	$604,507	$1,257,048	$1,202,627	$889,064
Portfolio turnover	18%	19%	17%	13%	14%
1	Based on net asset value which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
2	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
    See Notes which are an integral part of the Financial Statements
  Annual Shareholder Report
  1

  Shareholder Expense Example (unaudited)

  As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

  ACTUAL EXPENSES

  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Annual Shareholder Report
  2

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2009	Ending Account Value 10/31/2009	Expenses Paid During Period[1]
Actual	$1,000	$1,181.10	$2.97
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.48	$2.75
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
  Annual Shareholder Report
  3

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

  Management's Discussion of Fund Performance (unaudited)

  Federated Mid-Cap Index Fund produced a total return of 17.80%, based on net asset value, during the 12-month reporting period ended October 31, 2009. The Fund's benchmark, the Standard and Poor's MidCap 400 Index (S&P 400),1 posted a total return of 18.18% for the same period. The total return of the Fund's shares reflects the impact of actual cash flows, transaction costs and other expenses.

  The period began on the heels of the collapse of Lehman Brothers, which triggered an intensifying deterioration in global economic activity in the final months of 2008 and the early months of 2009. Governments around the world responded with unprecedented amounts of intervention on behalf of their financial systems and the global economy, at times even coordinating efforts among central banks in a fight to stem the tide of financial chaos. Not surprisingly, equities endured a rough ride as investors fled from nearly all assets, except for government bonds. The tide turned dramatically in March 2009, however, on the back of new US government initiatives, as well as better-than-expected economic data and upside surprises in corporate earnings. From March through period-end, an equity rally pushed all major domestic equity indices well into positive territory in 2009, despite modest setbacks in June and late September.

1	The S&P 400 is a market-capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and investments cannot be made in an index. “Standard & Poor's,” “S&P®,” “S&P MidCap 400 Index,” and “Standard and Poor's MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Federated Securities Corp. The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's (S&P). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 400 Index to track general stock market performance.
  Annual Shareholder Report
  4

  Against this backdrop, all 10 sectors2 represented in the S&P 400 recorded positive returns. Cyclical sectors outperformed, led by Information Technology and Consumer Discretionary, which advanced an impressive 33.32% and 30.54%, respectively. Materials (+24.90) and Energy (+19.34) also posted solid gains. Oshkosh Corp. (Industrials), Chico's FAS Inc. (Consumer Discretionary) and AmeriCredit (Financials) were the strongest performers among individual stocks within the index. Financials posted comparatively weaker results, with a gain of just 1.05% for the period. Among individual stocks within the index, financial companies Wilmington Trust Corp., Cathay General Bancorp and Synovus Financial Corp. posted the lowest returns.

  The Fund utilized S&P 400 futures to provide equity exposure on the Fund's cash balances. While over the long term, S&P 400 futures should mirror the performance of the S&P 400, pricing disparity can occur in the short term and the Fund can benefit from or be harmed by trading futures instead of stocks when money goes in and out of the Fund. During the reporting period, the trading of futures contracts had a negligible impact on the Fund.

2	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard (SPGICS).
  Annual Shareholder Report
  5

  GROWTH OF A $10,000 INVESTMENT - Institutional Service Shares

  The graph below illustrates the hypothetical investment of $10,0001 in Federated Mid-Cap Index Fund (Institutional Service Shares) (the “Fund”) from October 31, 1999 to October 31, 2009 compared to the S&P MidCap 400 Index (S&P 400).2

Average Annual Total Returns for the Period Ended 10/31/2009
1 Year	17.80%
5 Years	2.86%
10 Years	5.90%

  Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 400 is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
  Annual Shareholder Report
  6

  Portfolio of Investments Summary Table (unaudited)

  At October 31, 2009, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Financials	17.5%
Consumer Discretionary	15.0%
Information Technology	14.7%
Industrials	14.3%
Health Care	11.3%
Energy	6.3%
Materials	6.3%
Utilities	6.3%
Consumer Staples	3.7%
Telecommunication Services	0.5%
Other Securities[2,3]	0.0%
Securities Lending Collateral[4]	14.5%
Cash Equivalents[5]	4.3%
Derivative Contracts[6]	(0.1)%
Other Assets and Liabilities — Net[7]	(14.6)%
TOTAL[8]	100.0%
1	Except for Other Securities, Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Other Securities include warrants.
3	Represents less than 0.1%.
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.
7	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
8	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.2%.
  Annual Shareholder Report
  7

  Portfolio of Investments

  October 31, 2009

Shares			Value
		Common Stocks – 95.9%;1
		Consumer Discretionary – 15.0%
40,394	[2]	99 Cents Only Stores	459,280
46,200		Aaron's, Inc.	1,157,310
79,820		Advance Auto Parts, Inc.	2,974,093
56,200	[2,3]	Aeropostale, Inc.	2,109,186
173,919		American Eagle Outfitters, Inc.	3,041,843
35,006		American Greetings Corp., Class A	712,022
49,309	[2]	AnnTaylor Stores Corp.	639,538
31,723	[3]	Barnes & Noble, Inc.	526,919
4,966		Blyth Industries, Inc.	175,945
26,396		Bob Evans Farms, Inc.	693,423
97,880		BorgWarner, Inc.	2,967,722
49,196	[2]	Boyd Gaming Corp.	362,083
84,517		Brinker International, Inc.	1,068,295
37,499		Brinks Home Security Holding	1,161,719
55,658		Callaway Golf Co.	380,701
59,320	[2]	Career Education Corp.	1,236,229
189,442	[2,3]	CarMax, Inc.	3,726,324
51,409	[2]	Cheesecake Factory, Inc.	934,616
152,760	[2]	Chicos Fas, Inc.	1,825,482
27,470	[2,3]	Chipotle Mexican Grill, Inc.	2,238,530
44,792	[2]	Coldwater Creek, Inc.	257,554
54,952	[2]	Collective Brands, Inc.	1,019,360
73,732	[2,3]	Corinthian Colleges, Inc.	1,169,389
73,275	[2]	Dick's Sporting Goods, Inc.	1,662,610
76,128	[2]	Dollar Tree, Inc.	3,435,657
65,547	[2]	Dreamworks Animation SKG, Inc.	2,097,504
129,835		Foot Locker, Inc.	1,360,671
39,500	[2]	Fossil, Inc.	1,055,835
120,336		Gentex Corp.	1,926,579
49,398		Guess ?, Inc.	1,805,497
80,554	[2]	Hanesbrands, Inc.	1,741,577
35,168		Harte-Hanks	412,872
26,463	[2,3]	ITT Educational Services, Inc.	2,390,932
24,228		International Speedway Corp., Class A	618,056
  Annual Shareholder Report
  8

46,400	[2,3]	J. Crew Group, Inc.	1,892,192
120,400	[2,3]	LKQ Corp.	2,079,308
46,709	[2]	Lamar Advertising Co.	1,135,029
33,915	[2,3]	Life Time Fitness, Inc.	730,868
31,718		M.D.C. Holdings, Inc.	1,034,641
42,248	[2]	Marvel Entertainment, Inc.	2,111,133
26,349		Matthews International Corp., Class A	967,799
47,070	[2,3]	Mohawk Industries, Inc.	2,016,008
4,944	[2]	NVR, Inc.	3,274,263
37,526	[2,3]	NetFlix, Inc.	2,005,765
25,800	[2]	Panera Bread Co.	1,547,484
105,834		PetSmart, Inc.	2,490,274
44,327		Phillips Van Heusen Corp.	1,779,729
35,970	[2]	Priceline.com, Inc.	5,675,706
47,105		Regis Corp.	764,985
57,482	[2]	Rent-A-Center, Inc.	1,055,369
106,479		Ross Stores, Inc.	4,686,141
36,850		Ryland Group, Inc.	683,567
135,970	[2,3]	Saks, Inc.	762,792
23,207		Scholastic Corp.	577,158
55,962	[2]	Scientific Games Holdings Corp.	787,385
220,071		Service Corp. International	1,511,888
57,948		Sothebys Holdings, Inc., Class A	919,055
11,831		Strayer Education, Inc.	2,401,338
30,531		Thor Industries, Inc.	800,523
39,634	[2]	Timberland Co., Class A	641,278
114,630	[2]	Toll Brothers, Inc.	1,985,392
53,411		Tupperware Brands Corp.	2,404,563
31,401	[2]	Under Armour, Inc., Class A	843,117
110,330	[2,3]	Urban Outfitters, Inc.	3,462,155
45,800	[2]	WMS Industries, Inc.	1,831,084
39,735	[2]	Warnaco Group, Inc.	1,610,460
321,200		Wendy's/Arby's Group Inc.	1,268,740
36,870		Wiley (John) & Sons, Inc., Class A	1,298,561
88,029		Williams-Sonoma, Inc.	1,653,185
		TOTAL	110,034,288
  Annual Shareholder Report
  9

		Consumer Staples – 3.7%
70,445		Alberto-Culver Co.	1,889,335
45,799	[2]	BJ's Wholesale Club, Inc.	1,604,339
59,835	[3]	Church and Dwight, Inc.	3,403,415
64,170		Corn Products International, Inc.	1,808,311
59,095	[2,3]	Energizer Holdings, Inc.	3,597,113
67,900		Flowers Foods, Inc.	1,586,144
62,833	[2,3]	Hansen Natural Corp.	2,271,413
17,093		Lancaster Colony Corp.	830,378
51,735	[2]	NBTY, Inc.	1,883,671
49,320		PepsiAmericas, Inc.	1,442,117
47,200	[2]	Ralcorp Holdings, Inc.	2,534,640
33,738		Ruddick Corp.	901,479
117,224	[2,3]	Smithfield Foods, Inc.	1,563,768
23,168		Tootsie Roll Industries, Inc.	574,798
21,533		Universal Corp.	895,557
		TOTAL	26,786,478
		Energy – 6.3%
138,264		Arch Coal, Inc.	2,994,798
31,899	[2]	Bill Barrett Corp.	988,231
70,565		Cimarex Energy Co.	2,763,325
39,600	[2]	Comstock Resources, Inc.	1,627,164
47,925	[2]	Encore Acquisition Co.	1,776,580
54,738	[2,3]	Exterran Holdings, Inc.	1,118,297
94,848	[2]	Forest Oil Corp.	1,859,021
89,523		Frontier Oil Corp.	1,240,789
79,792	[2]	Helix Energy Solutions Group, Inc.	1,095,544
90,626		Helmerich & Payne, Inc.	3,445,601
85,200	[2]	Mariner Energy, Inc.	1,085,448
112,865	[2]	Newfield Exploration Co.	4,629,722
46,700	[2]	Oceaneering International, Inc.	2,386,370
20,947		Overseas Shipholding Group, Inc.	822,170
60,942	[2]	Patriot Coal Corp.	688,645
127,480		Patterson-UTI Energy, Inc.	1,986,138
118,507	[2]	Plains Exploration & Production Co.	3,140,436
147,783	[2]	Pride International, Inc.	4,368,465
98,104	[2,3]	Quicksilver Resources, Inc.	1,196,869
106,800	[2]	Southern Union Co.	2,090,076
  Annual Shareholder Report
  10

66,734	[2]	Superior Energy Services, Inc.	1,442,122
42,690		Tidewater, Inc.	1,778,892
35,600	[2]	Unit Corp.	1,391,248
		TOTAL	45,915,951
		Financials – 17.5%
122,329		AMB Property Corp.	2,688,791
34,981	[2]	Affiliated Managers Group	2,220,944
36,920		Alexandria Real Estate Equities, Inc.	1,999,956
64,900		American Financial Group, Inc.	1,596,540
83,932	[2,3]	Americredit Corp.	1,481,400
138,272		Apollo Investment Corp.	1,244,448
109,967		Associated Banc Corp.	1,408,677
69,387		Astoria Financial Corp.	692,482
44,321		BRE Properties, Inc., Class A	1,206,861
62,300		Bancorpsouth, Inc.	1,406,734
41,107		Bank of Hawaii Corp.	1,825,151
112,944		Berkley, W. R. Corp.	2,791,976
99,958		Brown & Brown	1,836,228
55,484		Camden Property Trust	2,011,295
48,859		Cathay Bancorp, Inc.	431,425
36,824		City National Corp.	1,387,160
57,502		Commerce Bancshares, Inc.	2,205,777
49,500		Corporate Office Properties Trust	1,642,905
74,108		Cousins Properties, Inc.	542,471
49,876		Cullen Frost Bankers, Inc.	2,333,698
193,890		Duke Realty Corp.	2,179,324
100,461		Eaton Vance Corp.	2,852,088
31,024	[3]	Equity One, Inc.	462,878
23,300		Essex Property Trust, Inc.	1,751,694
51,743		Everest Re Group Ltd.	4,526,995
52,112		Federal Realty Investment Trust	3,076,171
196,246		Fidelity National Financial, Inc., Class A	2,663,058
79,984		First American Financial Corp.	2,430,714
154,751		First Niagara Financial Group, Inc.	1,987,003
70,792		FirstMerit Corp.	1,341,508
150,700		Fulton Financial Corp.	1,244,782
84,215		Gallagher (Arthur J.) & Co.	1,878,837
  Annual Shareholder Report
  11

97,764		HCC Insurance Holdings, Inc.	2,579,992
43,993		Hanover Insurance Group, Inc.	1,850,786
60,343		Highwoods Properties, Inc.	1,660,639
34,280		Horace Mann Educators Corp.	426,100
104,454	[3]	Hospitality Properties Trust	2,017,007
43,700		International Bancshares Corp.	648,945
105,903	[3]	Jefferies Group, Inc.	2,764,068
35,392		Jones Lang LaSalle, Inc.	1,658,115
95,064		Liberty Property Trust	2,792,030
78,729		Macerich Co. (The)	2,346,124
66,538		Mack-Cali Realty Corp.	2,059,351
30,679		Mercury General Corp.	1,118,556
89,001		Nationwide Health Properties, Inc.	2,870,282
297,850	[3]	New York Community Bancorp, Inc.	3,213,801
92,200		Newalliance Bancshares, Inc.	1,021,576
202,595		Old Republic International Corp.	2,163,715
70,900		Omega Healthcare Investors	1,074,844
23,263		PacWest Bancorp	395,006
34,079		Potlatch Corp.	951,145
71,271		Protective Life Corp.	1,371,967
83,178		Raymond James Financial, Inc.	1,963,833
66,004		Rayonier, Inc.	2,546,434
90,262		Realty Income Corp.	2,092,273
67,035	[3]	Regency Centers Corp.	2,249,024
62,500		Reinsurance Group of America	2,881,250
113,193	[3]	SEI Investments Co.	1,977,482
64,500		SL Green Realty Corp.	2,500,020
28,231	[2]	SVB Financial Group	1,164,529
42,155		StanCorp Financial Group, Inc.	1,547,510
399,461		Synovus Financial Corp.	886,803
98,531	[3]	TCF Financial Corp.	1,165,622
42,000		Trustmark Corp.	795,900
128,846		UDR, Inc.	1,852,805
42,805		Unitrin, Inc.	838,978
122,010		Valley National Bancorp	1,620,293
73,031		Waddell & Reed Financial, Inc., Class A	2,049,250
88,960		Washington Federal, Inc.	1,525,664
  Annual Shareholder Report
  12

55,028		Webster Financial Corp. Waterbury	622,367
89,191		Weingarten Realty Investors	1,650,034
24,923		WestAmerica Bancorp.	1,191,319
58,626		Wilmington Trust Corp.	706,443
		TOTAL	128,161,853
		Health Care – 11.3%
61,566	[2]	Affymetrix, Inc.	321,990
58,344		Beckman Coulter, Inc.	3,753,270
16,500	[2]	Bio Rad Laboratories, Inc., Class A	1,474,935
57,251	[2]	Cerner Corp.	4,353,366
57,502	[2,3]	Charles River Laboratories International, Inc.	2,099,973
80,010	[2,3]	Community Health Systems, Inc.	2,502,713
54,156	[2]	Covance, Inc.	2,798,782
47,994	[2,3]	Edwards Lifesciences Corp.	3,692,658
97,759	[2]	Endo Pharmaceuticals Holdings, Inc.	2,189,802
44,121	[2]	Gen-Probe, Inc.	1,840,728
213,507	[2]	Health Management Association, Class A	1,302,393
89,367	[2]	Health Net, Inc.	1,332,462
76,805	[2,3]	Henry Schein, Inc.	4,057,608
53,834		Hill-Rom Holdings, Inc.	1,054,608
218,970	[2,3]	Hologic, Inc.	3,236,377
50,947	[2,3]	IDEXX Laboratories, Inc.	2,604,411
60,700	[2]	Immucor, Inc.	1,085,316
31,043	[2]	Kindred Healthcare, Inc.	456,332
51,353	[2,3]	Kinetic Concepts, Inc.	1,704,406
46,011	[2,3]	LifePoint Hospitals, Inc.	1,303,492
59,294	[2]	Lincare Holdings, Inc.	1,862,425
42,600	[2]	Masimo Corp.	1,131,882
48,857		Medicis Pharmaceutical Corp., Class A	1,034,303
50,500	[2,3]	OSI Pharmaceuticals, Inc.	1,627,110
99,513		Omnicare, Inc.	2,156,447
35,600		Owens & Minor, Inc.	1,455,684
66,882		Perrigo Co.	2,487,342
98,428		Pharmaceutical Product Development, Inc.	2,121,123
48,180	[2]	Psychiatric Solutions, Inc.	994,435
65,185	[2,3]	ResMed, Inc.	3,207,754
50,729		Steris Corp.	1,484,331
  Annual Shareholder Report
  13

32,642	[2,3]	Techne Corp.	2,040,451
34,194		Teleflex, Inc.	1,701,151
48,300	[2]	Thoratec Laboratories Corp.	1,268,358
39,600	[2]	United Therapeutics Corp.	1,684,584
40,930		Universal Health Services, Inc., Class B	2,277,754
72,914	[2]	VCA Antech, Inc.	1,736,811
58,960	[2,3]	Valeant Pharmaceuticals International	1,733,424
24,929	[2]	Varian, Inc.	1,276,365
153,722	[2,3]	Vertex Pharmaceuticals, Inc.	5,158,910
35,888	[2]	Wellcare Health Plans, Inc.	937,753
		TOTAL	82,544,019
		Industrials – 14.3%
78,997	[2]	AGCO Corp.	2,220,606
92,358		AMETEK, Inc.	3,222,371
92,500	[2,3]	Aecom Technology Corp.	2,334,700
109,205	[2,3]	AirTran Holdings, Inc.	461,937
31,232	[2]	Alaska Air Group, Inc.	803,287
35,653		Alexander and Baldwin, Inc.	1,027,876
27,203	[2,3]	Alliant Techsystems, Inc.	2,115,849
85,653	[2]	BE Aerospace, Inc.	1,518,628
36,999		Brinks Co. (The)	877,986
64,500		Bucyrus International, Inc.	2,865,090
52,516		Carlisle Cos., Inc.	1,630,097
19,100	[2]	Clean Harbors, Inc.	1,078,195
40,734		Con-way, Inc.	1,343,815
55,730	[2]	Copart, Inc.	1,792,834
29,279		Corporate Executive Board Co.	702,989
99,973	[2,3]	Corrections Corp. of America	2,393,354
41,674		Crane Co.	1,160,621
44,720		Deluxe Corp.	636,366
66,270		Donaldson Co., Inc.	2,363,851
34,578	[2]	Dycom Industries, Inc.	341,631
43,400	[2]	FTI Consulting, Inc.	1,771,154
38,341		Federal Signal Corp.	235,414
40,803		GATX Corp.	1,109,025
51,253		Graco, Inc.	1,411,508
28,327		Granite Construction, Inc.	809,019
  Annual Shareholder Report
  14

38,161		HNI Corp.	1,004,397
69,780		Harsco Corp.	2,197,372
48,297		Hubbell, Inc., Class B	2,054,071
72,743		Hunt (J.B.) Transportation Services, Inc.	2,186,654
70,763		IDEX Corp.	2,011,792
176,224	[2]	Jet Blue Airways Corp.	874,071
87,126		Joy Global, Inc.	4,392,022
136,482		KBR, Inc.	2,793,786
79,240	[2,3]	Kansas City Southern Industries, Inc.	1,919,985
21,766		Kelly Services, Inc., Class A	241,167
68,356		Kennametal, Inc.	1,610,467
45,700	[2]	Kirby Corp.	1,544,660
39,271	[2]	Korn/Ferry International	626,765
45,100		Landstar System, Inc.	1,589,324
40,500		Lennox International, Inc.	1,363,635
36,850		Lincoln Electric Holdings	1,748,164
79,560	[2]	MPS Group, Inc.	1,075,651
38,451		MSC Industrial Direct Co.	1,655,315
67,334		Manpower, Inc.	3,192,305
46,152		Miller Herman, Inc.	713,048
24,630		Mine Safety Appliances Co.	627,819
40,303	[2]	Navigant Consulting, Inc.	573,915
29,351		Nordson Corp.	1,548,852
75,901		OshKosh Truck Corp.	2,372,665
84,997		Pentair, Inc.	2,473,413
35,288		Rollins, Inc.	638,007
77,829		Roper Industries, Inc.	3,934,256
40,978		SPX Corp.	2,162,819
71,145	[2]	Shaw Group, Inc.	1,825,581
89,900	[2,3]	Terex Corp.	1,817,778
46,575	[2]	Thomas & Betts Corp.	1,593,331
69,502		Timken Co.	1,531,129
68,561		Trinity Industries, Inc.	1,157,310
71,759	[2]	URS Corp.	2,788,555
52,466	[2]	United Rentals, Inc.	497,902
16,500		Valmont Industries, Inc.	1,192,455
41,718		Wabtec Corp.	1,533,554
  Annual Shareholder Report
  15

68,700	[2]	Waste Connections, Inc.	2,159,241
36,700		Watson Wyatt & Co. Holdings	1,599,386
36,693		Werner Enterprises, Inc.	687,994
47,000		Woodward Governor Co.	1,104,970
		TOTAL	104,843,786
		Information Technology – 14.7%
339,700	[2]	3Com Corp.	1,746,058
30,062	[2]	ACI Worldwide, Inc.	483,698
83,191	[2]	ADC Telecommunications, Inc.	539,910
63,385		Acxiom Corp.	727,660
47,198		Adtran, Inc.	1,087,442
13,404	[2,3]	Advent Software, Inc.	512,301
44,534	[2,4]	Alliance Data Systems Corp.	2,448,479
76,225	[2,3]	Ansys, Inc.	3,093,210
102,779	[2]	Arrow Electronics, Inc.	2,604,420
382,744	[2,3]	Atmel Corp.	1,423,808
129,816	[2]	Avnet, Inc.	3,216,840
38,599	[2]	Avocent Corp.	959,957
120,964		Broadridge Financial Solutions	2,517,261
224,220	[2]	Cadence Design Systems, Inc.	1,369,984
78,863	[2]	CommScope, Inc.	2,130,878
84,353	[2]	Cree, Inc.	3,551,261
34,548	[2]	DST Systems, Inc.	1,440,997
56,943		Diebold, Inc.	1,721,956
32,055	[2]	Digital River, Inc.	731,816
32,500	[2,3]	Equinix, Inc.	2,772,900
65,969	[2]	F5 Networks, Inc.	2,961,348
36,300		FactSet Research Systems	2,325,015
41,784		Fair Isaac & Co., Inc.	849,469
106,965	[2]	Fairchild Semiconductor International, Inc., Class A	800,098
51,008	[2]	Gartner Group, Inc., Class A	949,769
67,906		Global Payments, Inc.	3,343,012
72,798		Henry Jack & Associates, Inc.	1,679,450
71,900	[2]	Hewitt Associates, Inc.	2,553,888
24,512		Imation Corp.	216,196
74,900	[2,3]	Informatica Corp.	1,590,127
141,567	[2,3]	Ingram Micro, Inc., Class A	2,498,658
  Annual Shareholder Report
  16

145,575	[2]	Integrated Device Technology, Inc.	855,981
62,740	[2]	International Rectifier Corp.	1,146,887
100,484		Intersil Holding Corp.	1,261,074
34,000	[2,3]	Itron, Inc.	2,041,360
107,732	[2,3]	Lam Research Corp.	3,632,723
80,604		Lender Processing Services	3,208,039
69,300	[2]	MICROS Systems Corp.	1,865,556
18,000	[2]	ManTech International Corp., Class A	789,480
79,806	[2]	Mentor Graphics Corp.	582,584
28,900	[2]	Mettler-Toledo International, Inc.	2,817,750
135,885	[2]	NCR Corp.	1,379,233
49,149		National Instruments Corp.	1,312,278
63,878	[2]	NeuStar, Inc., Class A	1,475,582
133,570	[2,3]	Palm, Inc.	1,550,748
100,069	[2]	Parametric Technology Corp.	1,492,029
40,917		Plantronics, Inc.	986,509
71,730	[2]	Polycom, Inc.	1,540,043
52,700	[2]	Quest Software, Inc.	883,779
230,342	[2]	RF Micro Devices, Inc.	916,761
85,097	[3]	Rovi Corp.	2,344,422
178,500	[2,3]	SAIC, Inc.	3,161,235
36,212	[2]	SRA International, Inc.	679,337
52,051	[2]	Semtech Corp.	805,229
37,020	[2,3]	Silicon Laboratories, Inc.	1,551,138
59,200	[2]	Solera Holdings, Inc.	1,907,424
67,362	[2,3]	Sybase, Inc.	2,664,841
121,365	[2]	Synopsys, Inc.	2,670,030
41,694	[2]	Tech Data Corp.	1,602,300
102,935	[2,3]	Trimble Navigation Ltd.	2,158,547
74,703	[2]	ValueClick, Inc.	735,078
163,152	[2]	Vishay Intertechnology, Inc.	1,016,437
52,473	[2]	Zebra Technologies Corp., Class A	1,311,825
		TOTAL	107,194,105
		Materials – 6.3%
78,570		Albemarle Corp.	2,481,240
58,145		Aptargroup, Inc.	2,053,100
62,500		Ashland, Inc.	2,158,750
  Annual Shareholder Report
  17

56,348		Cabot Corp.	1,235,712
37,988		Carpenter Technology Corp.	798,888
111,526		Cliffs Natural Resources, Inc.	3,966,980
97,927		Commercial Metals Corp.	1,453,237
40,599		Cytec Industries, Inc.	1,346,669
29,400		Greif, Inc., Class A	1,573,488
99,015	[2,3]	Louisiana-Pacific Corp.	519,829
57,528		Lubrizol Corp.	3,829,064
37,895	[3]	Martin Marietta Materials	3,157,411
16,180		Minerals Technologies, Inc.	797,027
66,252		Olin Corp.	1,011,668
88,192		Packaging Corp. of America	1,612,150
110,923		RPM International, Inc.	1,954,463
54,903		Reliance Steel & Aluminum Co.	2,002,861
37,771		Scotts Co.	1,534,258
41,682		Sensient Technologies Corp.	1,054,138
85,870		Sonoco Products Co.	2,297,022
183,170		Steel Dynamics, Inc.	2,452,646
88,808		Temple-Inland, Inc.	1,372,083
86,093	[2]	Terra Industries, Inc.	2,735,175
85,935		Valspar Corp.	2,180,171
51,615		Worthington Industries, Inc.	570,346
		TOTAL	46,148,376
		Telecommunication Services – 0.5%
182,123	[2]	Cincinnati Bell, Inc.	560,939
56,300	[2]	Syniverse Holdings, Inc.	964,419
62,711		Telephone and Data System, Inc.	1,857,500
20,105		Telephone and Data System, Inc. — Special Common Shares	554,898
		TOTAL	3,937,756
		Utilities – 6.3%
66,094		AGL Resources, Inc.	2,310,646
91,958		Alliant Energy Corp.	2,442,404
116,425		Aqua America, Inc.	1,798,766
78,500		Atmos Energy Corp.	2,186,225
33,134		Black Hills Corp.	807,476
51,900		Cleco Corp.	1,284,525
98,007	[3]	DPL, Inc.	2,483,497
  Annual Shareholder Report
  18

61,742		Energen Corp.	2,709,239
112,850		Great Plains Energy, Inc.	1,952,305
77,661		Hawaiian Electric Industries, Inc.	1,386,249
39,290		Idacorp, Inc.	1,103,656
158,280		MDU Resources Group, Inc.	3,284,310
92,030		NSTAR	2,848,328
201,695		NV Energy, Inc.	2,311,425
68,276		National Fuel Gas Co.	3,095,634
80,690		OGE Energy Corp.	2,680,522
89,741		ONEOK, Inc.	3,249,522
74,478		PNM Resources, Inc.	798,404
92,900		UGI Corp.	2,218,452
69,706		Vectren Corp.	1,571,173
43,006		WGL Holdings, Inc.	1,421,778
93,330		Westar Energy, Inc.	1,787,270
		TOTAL	45,731,806
		TOTAL COMMON STOCKS (IDENTIFIED COST $754,404,915)	701,298,418
		Warrants – 0.0%
		Consumer Discretionary – 0.0%
730	[2]	Krispy Kreme Doughnuts, Inc., Warrants, Expiration Date 3/2/2012 (IDENTIFIED COST $7)	407
		Mutual Fund – 18.8%
137,718,135	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 0.22% (AT NET ASSET VALUE)	137,718,135
		TOTAL INVESTMENTS — 114.7% (IDENTIFIED COST $892,123,057)[8]	839,016,960
		OTHER ASSETS AND LIABILITIES - NET — (14.7)%[9]	(107,403,724)
		TOTAL NET ASSETS — 100%	$731,613,236
  Annual Shareholder Report
  19

    At October 31, 2009, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P MidCap 400 Index Long Futures	503	$33,067,220	December 2009	$(902,936)
    Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”
    Note: The categories of investments are shown as a percentage of total net assets at October 31, 2009.
    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  Annual Shareholder Report
  20

      The following is a summary of the inputs used, as of October 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Securities:
Domestic	$696,771,423	$ —	$ —	$696,771,423
International	$4,526,995	$ —	$ —	$4,526,995
Warrants	$ —	$407	$ —	$407
Mutual Fund	$137,718,135	$ —	$ —	$137,718,135
TOTAL SECURITIES	$839,016,553	$407	$ —	$839,016,960
OTHER FINANCIAL INSTRUMENTS*	$(902,936)	$ —	$ —	$(902,936)
*	Other financial instruments include futures contracts.
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    21

    Statement of Assets and Liabilities

    October 31, 2009

Assets:
Total investments in securities, at value including $137,718,135 of investments in an affiliated issuer (Note 5) and $99,518,778 of securities loaned (identified cost $892,123,057)		$839,016,960
Restricted cash (Note 2)		2,255,000
Income receivable		359,018
Receivable for investments sold		6,043
Receivable for shares sold		501,019
TOTAL ASSETS		842,138,040
Liabilities:
Payable for shares redeemed	$3,184,994
Bank overdraft	25,739
Payable for daily variation margin	880,119
Payable for collateral due to broker for securities lending	106,207,986
Payable for Directors'/Trustees' fees	3,834
Payable for shareholder services fee (Note 5)	143,276
Accrued expenses	78,856
TOTAL LIABILITIES		110,524,804
Net assets for 45,688,631 shares outstanding		$731,613,236
Net Assets Consist of:
Paid-in capital		$806,872,293
Net unrealized depreciation of investments and futures contracts		(54,009,033)
Accumulated net realized loss on investments and futures contracts		(21,743,120)
Undistributed net investment income		493,096
TOTAL NET ASSETS		$731,613,236
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$731,613,236 ÷ 45,688,631 shares outstanding, no par value, unlimited shares authorized		$16.01
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    22

    Statement of Operations

    Year Ended October 31, 2009

Investment Income:
Dividends (including $232,892 received from an affiliated issuer (Note 5))			$10,279,747
Interest received from securities loaned			1,001,134
TOTAL INCOME			11,280,881
Expenses:
Management fee (Note 5)		$2,493,951
Custodian fees		61,963
Transfer and dividend disbursing agent fees and expenses		315,342
Directors'/Trustees' fees		10,179
Auditing fees		22,500
Legal fees		15,212
Portfolio accounting fees		118,052
Shareholder services fee (Note 5)		1,510,167
Account administration fee		22,382
Share registration costs		21,119
Printing and postage		29,475
Insurance premiums		6,246
Miscellaneous		22,465
TOTAL EXPENSES		4,649,053
Waiver, Reimbursement and Expense Reduction:
Waiver/reimbursement of management fee (Note 5)	$(1,297,616)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(55)
TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTION		(1,297,671)
Net expenses			3,351,382
Net investment income			7,929,499
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(15,607,602)
Net realized gain on futures contracts			5,116,875
Net change in unrealized depreciation of investments			114,427,602
Net change in unrealized depreciation of futures contracts			676,045
Net realized and unrealized gain on investments and futures contracts			104,612,920
Change in net assets resulting from operations			$112,542,419
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    23

    Statement of Changes in Net Assets

Year Ended October 31	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,929,499	$11,382,518
Net realized gain (loss) on investments and futures contracts	(10,490,727)	104,951,085
Net change in unrealized appreciation/depreciation of investments and futures contracts	115,103,647	(497,201,431)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	112,542,419	(380,867,828)
Distributions to Shareholders:
Distributions from net investment income	(9,096,406)	(10,899,808)
Distributions from net realized gain on investments and futures contracts	(10,286,805)	(147,559,483)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,383,211)	(158,459,291)
Share Transactions:
Proceeds from sale of shares	190,845,569	203,002,928
Net asset value of shares issued to shareholders in payment of distributions declared	17,635,104	147,084,843
Cost of shares redeemed	(174,533,601)	(463,302,112)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	33,947,072	(113,214,341)
Change in net assets	127,106,280	(652,541,460)
Net Assets:
Beginning of period	604,506,956	1,257,048,416
End of period (including undistributed net investment income of $493,096 and $1,660,003, respectively)	$731,613,236	$604,506,956
      See Notes which are an integral part of the Financial Statements
    Annual Shareholder Report
    24

    Notes to Financial Statements

    October 31, 2009

    1. ORGANIZATION

    Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio is presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

    2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

    Investment Valuation

    In calculating its net asset value (NAV), the Fund generally values investments as follows:

      Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
      Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
      Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
      Shares of other mutual funds are valued based upon their reported NAVs.
      Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
      Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

    If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

    Fair Valuation and Significant Events Procedures

    The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of Annual Shareholder Report
    25

    the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

    The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

      With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
      With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
      Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
      Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

    The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Repurchase Agreements

    It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

    Annual Shareholder Report
    26

    With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

    The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

    Investment Income, Expenses and Distributions

    Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

    Premium and Discount Amortization

    All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes

    Federal Taxes

    It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2009, tax years 2006 through 2009 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

    When-Issued and Delayed Delivery Transactions

    The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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    27

    Futures Contracts

    The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures, guarantees the futures against default.

    Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

    Securities Lending

    The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

    As of October 31, 2009, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$99,518,778	$106,207,986

    Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 185
Equity contracts	—	$ —	Payable for daily variation margin	$902,936*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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    The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$5,116,875
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$676,045

    Other

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    3. shares of beneficial interest

    The following table summarizes share activity:

Year Ended October 31	2009	2008
Shares sold	14,162,284	10,141,014
Shares issued to shareholders in payment of distributions declared	1,392,990	7,100,270
Shares redeemed	(12,857,231)	(22,994,099)
TOTAL CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,698,043	(5,752,815)

    4. FEDERAL TAX INFORMATION

    The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds.

    For the year ended October 31, 2009, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(3,329)	$3,329

    Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

    The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2009 and 2008, was as follows:

	2009	2008
Ordinary income[1]	$9,096,406	$17,376,496
Long-term capital gains	$10,286,805	$141,082,795
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    29

    As of October 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[1]	$493,096
Net unrealized depreciation	$(68,236,205)
Capital loss carryforwards	$(7,515,948)
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

    The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and transactions in certain securities on loan.

    At October 31, 2009, the cost of investments for federal tax purposes was $907,253,165. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $68,236,205. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $102,088,674 and net unrealized depreciation from investments for those securities having an excess of cost over value of $170,324,879.

    At October 31, 2009, the Fund had a capital loss carryforward of $7,515,948 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2017.

    5. management FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    Management Fee

    Federated Equity Management of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended October 31, 2009, the Manager voluntarily waived $1,200,113 of its fee.

    Shareholder Services Fee

    The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $1,511 of Service Fees for the year ended October 31, 2009. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended October 31, 2009, FSSC received $5,030 of fees paid by the Fund.

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    30

    Expense Limitation

    The Manager and its affiliates (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.54% through the later of (the “Termination Date”): (a) December 31, 2010; or (b) the date of the Fund's next effective prospectus. While the Adviser and its affiliates currently do not anticipate terminating these arrangements prior to the Termination Date, these arrangements may only be terminated prior to the Termination Date with the agreement of the Fund's Board of Trustees.

    General

    Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

    Transactions with Affiliated Companies and Affiliated Holdings

    Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended October 31, 2009, the Manager reimbursed $97,503. Transactions with the affiliated company during the year ended October 31, 2009 were as follows:

Affiliate	Balance of Shares Held 10/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	51,127,708	610,109,373	523,518,946	137,718,135	$137,718,135	$232,892

    6. EXPENSE Reduction

    The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2009, the Fund's expenses were reduced by $55 under these arrangements.

    7. Investment TRANSACTIONS

    Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended October 31, 2009, were as follows:

Purchases	$122,580,433
Sales	$108,595,615

    8. redemption in-kind

    For the year ended October 31, 2009, sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain Fund shares on August 1, 2008. Any realized gain on securities delivered through an in-kind redemption of shares is not taxable to the Fund. The value of and realized gain on securities delivered through the in-kind redemption of Fund shares were $177,887,778 and $56,399,842, respectively.

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    31

    9. INTERFUND LENDING

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2009, there were no outstanding loans. During the year ended October 31, 2009, the program was not utilized.

    10. Legal Proceedings

    Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (NYAG) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

    11. Subsequent events

    Management has evaluated subsequent events through December 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

    12. FEDERAL TAX INFORMATION (UNAUDITED)

    For the year ended October 31, 2009, the amount of long-term capital gains designated by the Fund was $10,286,805.

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    32

    For the fiscal year ended October 31, 2009, 99.91% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

    Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2009, 100.0% qualify for the dividend received deduction available to corporate shareholders.

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    33

    Report of Independent Registered Public Accounting Firm

    TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated mid-Cap Index fund:

    We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”), one of the portfolios constituting Federated Index Trust, including the portfolio of investments, as of October 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers.We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

    Boston, Massachusetts

    December 24, 2009

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    34

    Board of Trustees and Trust Officers

    The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised three portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

    Interested TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1990	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.
Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
    Annual Shareholder Report

    35

    INDEPENDENT TRUSTEES Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John T. Conroy, Jr., Ph.D. Birth Date: June 23, 1937 TRUSTEE Began serving: August 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology, Blessed Edmund Rice School for Pastoral Ministry.
Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.
Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupation: Director or Trustee of the Federated Fund Complex.
    Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Maureen Lally-Green Birth Date: July 5, 1949 TRUSTEE Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Complex; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
    Other Directorships Held: Director, Auberle; Trustee St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
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    36

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: August 1991	Principal Occupation: Director or Trustee and Chairman of the Board of the Federated Fund Complex.
    Other Directorship Held: Board of Overseers, Babson College.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Complex; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).
R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
    Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).
    Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
    Annual Shareholder Report
    37

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.
    Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

    OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: February 1990	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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    38

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations: Mr. Auth is Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
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    39

    Evaluation and Approval of Advisory Contract - May 2009

    Federated Mid-Cap Index Fund (the “Fund”)

    The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

    In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

    During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

    Annual Shareholder Report
    40

    The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace. Annual Shareholder Report
    41

    With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

    The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

    For both the one- and three-year periods covered by the report, the Fund's performance was above the median of the relevant peer group.

    The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or Annual Shareholder Report
    42

    reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

    Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

    The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

    The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

    It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

    Annual Shareholder Report
    43

    The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

    In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

    The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

    Annual Shareholder Report
    44

    Voting Proxies on Fund Portfolio Securities

    A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's Web site at FederatedInvestors.com. To access this information from the “Products” section of the Web site, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC's Web site at www.sec.gov.

    Quarterly Portfolio Schedule

    The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's Web site at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the “Portfolio Holdings” link.

    Annual Shareholder Report
    45

    Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

    This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

    Federated Mid-Cap Index Fund
    Federated Investors Funds
    4000 Ericsson Drive
    Warrendale, PA 15086-7561

    Contact us at FederatedInvestors.com
    or call 1-800-341-7400.

    Federated Securities Corp., Distributor

    Cusip 31420E205

    29455 (12/09)

    Federated is a registered mark of Federated Investors, Inc.
    2009 Federated Investors, Inc.

    Item 2.                      Code of Ethics

    (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

    (c) Not Applicable

    (d) Not Applicable

    (e) Not Applicable

    (f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

    Item 3. Audit Committee Financial Expert

    The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

    Item 4.                      Principal Accountant Fees and Services

    (a)           Audit Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $45,000

    Fiscal year ended 2008 - $67,500

    (b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

    (d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

    Fiscal year ended 2009 - $0

    Fiscal year ended 2008 - $0

    Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $6,044 and $0 respectively.  Fiscal year ended 2009- Service fee for analysis of potential Passive Foreign Investment Company holdings.

    (e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

    The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

    Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

    The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

    AUDIT SERVICES

    The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

    In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

    AUDIT-RELATED SERVICES

    Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

    TAX SERVICES

    The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

    ALL OTHER SERVICES

    With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
    The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
    Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
    Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

    The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

    The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

    PRE-APPROVAL FEE LEVELS

    Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

    PROCEDURES

    Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

    (e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

    4(b)

    Fiscal year ended 2009 – 0%

    Fiscal year ended 2008 - 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(c)

    Fiscal year ended 2009 – 0%

    Fiscal year ended 2008 – 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

    4(d)

    Fiscal year ended 2009 – 0%

    Fiscal year ended 2008 – 0%

    Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
    Fiscal year ended 2009 - $158,726

    Fiscal year ended 2008 - $95,491

    (h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

    Item 5.                      Audit Committee of Listed Registrants

    Not Applicable

    Item 6.                      Schedule of Investments

    Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

    Item 10.                      Submission of Matters to a Vote of Security Holders

    Not Applicable

    Item 11.                                Controls and Procedures

    (a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

    (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

    Item 12.                                Exhibits

    SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 22, 2009

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	December 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	December 22, 2009